14008388

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

OCT 29 2014

Washington, DC 20549

CERT NAS

File No. 001-34516

By Electronic Mail

October 29, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 28, 2014 The Nasdaq Stock Market (the "Exchange") received from Cowen Group, Inc.(the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

8.25% Senior Notes due 2021

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery